ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND

Class A	Ticker: RAAAX
Class C	Ticker: RAACX
Class I	Ticker: RAAIX
Class N	Ticker: RAANX

(each a series of Northern Lights Fund Trust)

Supplement dated March 23, 2021 to the Prospectus dated May 1, 2020

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Effective March 1, 2021, Creede Murphy of American Assets Capital Advisers, LLC, the sub-adviser to Altegris/AACA Opportunistic Real Estate Fund (the “Fund”), has been added as a Portfolio Manager of the Fund. Together with Burland B. East III, CFA, also a Portfolio Manager of the Fund, both are primarily responsible for the day-to-day management of the Fund’s investment portfolio. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The section titled “Portfolio Manager” on page 7 of the Prospectus is deleted, and replaced with the following:

Co-Portfolio Managers

Burland B. East III, CFA has served as Portfolio Manager to the Fund since it commenced operations in 2014, and served as portfolio manager of the Predecessor Fund. Creede Murphy joined Mr. East as a Portfolio Manager to the Fund as of March 2021.

Co-Portfolio Managers	Title
Burland B. East III, CFA	Portfolio Manager & Chief Executive Officer American Assets Capital Advisers, LLC
Creede Murphy	Portfolio Manager & Chief Operating Officer American Assets Capital Advisers, LLC

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The section titled “Investment Adviser Portfolio Managers / Sub-Adviser and Sub-Adviser Portfolio Managers is deleted, and replaced with the following:

Sub-Adviser and Sub-Adviser Co-Portfolio Managers

American Assets Capital Advisers, LLC, (“AACA”), 3430 Carmel Mountain Road, Suite 150, San Diego, CA 92121, serves as the sub-adviser to the Fund. Subject to the supervision of the Board of Trustees and oversight by the Adviser, AACA is responsible for management of the Fund’s real estate company securities portfolio investments according to the Fund’s investment objectives, policies and restrictions. Pursuant to a sub-advisory agreement between the Adviser and AACA, as a sub-adviser, AACA is entitled to receive an annual sub-advisory fee based on the Fund’s average daily net assets that is paid by the Adviser, not the Fund. AACA is an SEC-registered investment advisory firm offering multiple strategies, including real estate long short investment strategies. The firm focuses on providing total returns through long term capital appreciation and current income. Effective September 2, 2014, as a result of an internal corporate restructuring of American Assets Investment Management, LLC (“AAIM”), the previously appointed sub-adviser to the Fund, AAIM’s real estate related advisory accounts were transferred to AACA, an entity registered with the SEC, of which AAIM is a 50% owner. AAIM served as the general partner and investment manager of the

Predecessor Fund and has served institutional investors since 2002. As of December 31, 2020, AACA had approximately $669 million in assets under management.

Burland B. East III, CFA

Co-Portfolio Manager

Mr. East has served as the Chief Executive Officer and a portfolio manager of the sub-adviser since October 2010. From October 2001 to July 2010, he was a Managing Principal of Silver Portal Capital, LLC, a FINRA regulated investment bank specializing in institutional real estate. From August 1992 to February 2001, he served as a Managing Director, Senior Equity Analyst and Group Co Head at Wachovia Securities (and its predecessor companies, First Union Securities, EVEREN Securities, Inc., Research Division and Kemper Securities Inc.), with primary responsibility for equity research coverage of all forms of publicly traded real estate companies and related investment banking. Mr. East serves on the Board of Advisors of Comunidad Realty Partners. Mr. East served as Independent Director at Excel Trust, Inc. (NYSE: EXL) from April 2010 to 2015. Mr. East is a former NAREIT member and was a Board Associate in 1998/1999. Mr. East served on the Leadership Council of the Lusk Center for Real Estate at the University of Southern California from 2003 to 2014. In 1996, 1997 and 1998, he was recognized among outstanding sell-side analysts by Dow Jones Publishing/Realty Stock Review. He holds a Chartered Financial Analyst designation. Mr. East received a Bachelor of Arts in Business and a Master’s Degree in Business Administration from Loyola College in Maryland.

Creede Murphy

Co-Portfolio Manager

Since January 2011, Mr. Murphy has served in various roles, with increasing responsibility and authority, as an analyst supporting the sub-adviser’s investment management, research and portfolio management functions, and currently serves as the firm’s Chief Operating Officer. In 2021, in addition to his role as COO, Mr. Murphy joined Mr. East as a portfolio manager to client accounts of the sub-adviser. Mr. Murphy has over 10 years of experience in investment management, providing investment research, financial modeling, security valuation, and general portfolio management services. He is also a licensed architect with 10 years of prior experience in architecture and real estate development, providing unique insights into real estate deals and investment opportunities.

Mr. Murphy holds a Master’s Degree in Business Administration from the University of California San Diego, where he studied Modern Portfolio Theory under Nobel Laureate Harry Markowitz, and holds a Master’s Degree in Architecture and a Bachelor of Arts in Architecture. He is also a Licensed Architect.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated May1, 2020, as amended and the Statement of Additional Information (“SAI”), dated May 1, 2020, as amended. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS/AACA OPPORTUNISTIC REAL ESTATE FUND

Class A	Ticker: RAAAX
Class C	Ticker: RAACX
Class I	Ticker: RAAIX
Class N	Ticker: RAANX

(each a series of Northern Lights Fund Trust)

Supplement dated March 23, 2021 to the Statement of Additional Information dated May 1, 2020

______________________________________________________________________

Effective March 1, 2021, Creede Murphy of American Assets Capital Advisers, LLC, the sub-adviser to Altegris/AACA Opportunistic Real Estate Fund (the “Fund”), has been added as a Portfolio Manager of the Fund. Together with Burland B. East III, CFA, also a Portfolio Manager of the Fund, both are primarily responsible for the day-to-day management of the Fund’s investment portfolio. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The section titled “Portfolio Managers” on page 45 is deleted and replaced with the following:

CO-PORTFOLIO MANAGERS

Burland B. East III and Creede Murphy, each of the Sub-Adviser, are Co-Portfolio Managers of the Fund. As of March 1, 2021, they were responsible for the following types of accounts in addition to the Fund:

BURLAND B. EAST III
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE
Registered Investment Companies	1	$85,394,576	1	$85,394,576
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$2,857,995	1	$2,857,995
CREEDE MURPHY
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE
Registered Investment Companies	1	$85,394,576	1	$85,394,576
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$2,857,995	1	$2,857,995

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The section titled “Compensation” on page 46 is deleted and replaced with the following:

For services as Co-Portfolio Managers to the Fund, Messrs. East and Murphy are compensated through a combination of salary and future profitability of the Sub-Adviser’s real estate related investment strategies and business.

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The table on page 46 under the section titled “Ownership of Securities” is deleted and replaced with the following:

Ownership of Securities

The following table shows the dollar range of equity securities owned by each Co-Portfolio Manager in the Fund as of March 1, 2021.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Burland B. East III	$1,000,000-$2,000,000
Creede Murphy	$50,000-$100,000

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The information in this supplement contains new and additional information beyond that in the Prospectus, dated May 1, 2020, as amended and Statement of Additional Information (“SAI”), dated May 1, 2020, as amended. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.